Expense Example - PIMCO Low Duration Income Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	I-2 1 Year	I-2 3 Years	I-2 5 Years	I-2 10 Years	I-3 1 Year	I-3 3 Years	I-3 5 Years	I-3 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	C-2 1 Year	C-2 3 Years	C-2 5 Years	C-2 10 Years
USD ($)	55	173	302	677	65	205	357	798	70	232	407	914	319	518	733	1,354	226	393	681	1,500	247	456	787	1,724